SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer reportable_segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | reportable_segment	1
Number Of major customers | customer	1
Revenues	$ 705,799	$ 656,070	$ 460,023
Name of Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Revenues	$ 65,800	$ 59,700